FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Marketable securities	$ 571	$ 498
Restricted cash	165	189
Derivative assets	185	120
Loans and notes receivable	396	243
Other financial assets	220	89
Total current	1,537	1,139
Non-current
Marketable securities	2,333	2,748
Restricted cash	63	54
Derivative assets	337	290
Loans and notes receivable	5,734	6,702
Other financial assets	2,367	2,243
Total non-current	10,834	12,037
Financial assets, mortgage receivables	$ 5,014	$ 5,844